                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [_]; Amendment No.______________
     This Amendment (check one only): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ivy Investment Management Company
Address:  6300 Lamar Avenue
          Overland Park, KS  66202

Form 13F File Number: 28-10368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Kristen A. Richards
Title:    Senior Vice President
Phone:    (913) 236-1923

Signature, Place and Date of Signing:

/s/ Kristen A. Richards   Overland Park, Kansas   May 15, 2013
-----------------------   ---------------------   ------------

Report Type (check only one):

[_] 13F HOLDINGS. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number   Name
     --------------------   ----

     28-7592                Waddell & Reed Financial, Inc.